Accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Payable
Creditors	$ 6,878	$ 9,635
Brokers	7,735	7,323
Professional and legal fees	3,279	805
Total accounts payable	$ 17,892	$ 17,763